MFA 2023-NQM4 Trust  ABS-15G

Exhibit 99.09

Client Name:
Client Project Name:	MFA 2023-NQM4
Start - End Dates:	5/22/2019 - 6/8/2023
Deal Loan Count:	102

Conditions Report 2.0

Loans in Report:	102
Loans with Conditions:	51

33 - Total Active Conditions
2 - Material Conditions
2 - Property Valuations Review Scope
2 - Category: Value
31 - Non-Material Conditions
19 - Credit Review Scope
1 - Category: Assets
9 - Category: Credit/Mtg History
4 - Category: Income/Employment
1 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
10 - Property Valuations Review Scope
1 - Category: Appraisal
7 - Category: FEMA
2 - Category: Property
2 - Compliance Review Scope
1 - Category: Federal Consumer Protection
1 - Category: State Consumer Protection
64 - Total Satisfied Conditions

8 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
2 - Category: Income/Employment
2 - Category: Insurance
48 - Property Valuations Review Scope
25 - Category: Appraisal
13 - Category: FEMA
10 - Category: Value
8 - Compliance Review Scope
2 - Category: Compliance Manual
1 - Category: Documentation
5 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Application

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